SUBSEQUENT EVENTS (Details) - USD ($)		12 Months Ended
	Apr. 11, 2024	Dec. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
Excess of interest was erroneously withdrawn from the trust account		$ 108,611
Restricted cash		8,651	$ 0
Amounts to be deposited into trust account		99,961
Amounts to be used for settlement of tax obligation		99,961
Sponsor
SUBSEQUENT EVENTS
Due from Sponsor		$ 99,961
Subsequent event
SUBSEQUENT EVENTS
Amount to be used for working capital expenses and tax obligations	$ 254,269